Investment Strategy	Jul. 25, 2025
T. Rowe Price U.S. Treasury Intermediate Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the intermediate-term U.S. Treasury bond market by providing total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 4-10 Year Treasury Bond Index (Index). The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury Inflation Protected Securities (TIPS). Consistent with the Index, the fund’s holdings normally include intermediate-term U.S. Treasury bonds, although the fund may invest in other securities that are backed by the full faith and credit of the U.S. government including, but not limited to, TIPS, securities issued by the Government National Mortgage Association (GNMA) and other government agencies, and certain corporate debt securities guaranteed by U.S government agencies. The fund’s weighted average maturity is expected to normally range between three and ten years, and it will vary consistent with the weighted average maturity of the Index. As of May 31, 2025, the fund’s weighted average maturity was 6.18 years.

The fund’s overall investment strategy is to match or incrementally exceed the performance of the intermediate-term U.S. Treasury bond market. To achieve this goal, the fund seeks to provide total returns (after all of the fund’s expenses have been deducted) that match or incrementally exceed the total returns of the index. The Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities between four and ten years. To be eligible for inclusion in the Index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have greater than four years and less than ten years remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of May 31, 2025, there were 74 securities in the Index.

The adviser does not attempt to fully replicate the Index, but generally invests in a range of the bonds represented in the Index. While the fund’s portfolio is structured to have a risk profile and overall characteristics similar to the Index, the adviser may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models in an attempt to generate a modest amount of outperformance over the Index. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and to inform overweighting and underweighting of sectors and securities relative to the Index, which are designed in part to provide performance that incrementally exceeds that of the Index. In conjunction with the quantitative models, the adviser evaluates specific traits and securities within the Index and selects a set of holdings that represent the Index’s key risk factors and traits (such as maturity and interest rate sensitivity).

Based on the adviser’s evaluation of quantitative models, and views as to the relative value or attractiveness of a specific trait, security, or sector (such as U.S. Treasury securities, TIPS, and GNMA securities), the adviser may place a slightly greater or lesser emphasis on certain characteristics than their representation in the Index or make small tactical bets on inflation, duration, and yield curve positioning. This could result in the fund being underweight or overweight in certain sectors or securities versus the Index or having a duration that differs from that of the Index. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

The fund may use a variety of derivatives, such as futures, options, and swaps, for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and U.S. Treasury futures, and options on those instruments, to manage duration and tactically gain or limit exposure to certain areas of the markets.

The fund buys and sells U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury securities, help realign the portfolio with the Index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the fund. Interest rate futures are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government.
T. Rowe Price U.S. Treasury Long-Term Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the long-term U.S. Treasury bond market by providing total returns that match or incrementally exceed the total returns of the Bloomberg U.S. Long Treasury Bond Index (Index). The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

U.S. Treasury securities in which the fund may invest include Treasury bills, notes, and bonds (which includes Treasury STRIPS), as well as Treasury Inflation Protected Securities (TIPS). Consistent with the Index, the fund’s holdings normally include long-term U.S. Treasury bonds, although the fund may invest in other securities that are backed by the full faith and credit of the U.S. government including, but not limited to, TIPS, securities issued by the Government National Mortgage Association (GNMA) and other government agencies, and certain corporate debt securities guaranteed by U.S government agencies. The fund’s weighted average maturity will normally exceed 10 years, and it will vary consistent with the weighted average maturity of the Index. As of May 31, 2025, the fund’s weighted average maturity was 21.96 years.

The fund’s overall investment strategy is to match or incrementally exceed the performance of the long-term U.S. Treasury bond market. To achieve this goal, the fund seeks to provide total returns (after all of the fund’s expenses have been deducted) that match or incrementally exceed the total returns of the index. The Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. To be eligible for inclusion in the Index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have 10 years or more remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of May 31, 2025, there were 90 securities in the Index.

The adviser does not attempt to fully replicate the Index, but generally invests in a range of the bonds represented in the Index. While the fund’s portfolio is structured to have a risk profile and overall characteristics similar to the Index, the adviser may adjust certain holdings in relation to their weighting in the Index and rely on quantitative models in an attempt to generate a modest amount of outperformance over the Index. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the Index in a more efficient manner and to inform overweighting and underweighting of sectors and securities relative to the Index, which are designed in part to provide performance that incrementally exceeds that of the Index. In conjunction with the quantitative models, the adviser evaluates specific traits and securities within the Index and selects a set of holdings that represent the Index’s key risk factors and traits (such as maturity and interest rate sensitivity).

Based on the adviser’s evaluation of quantitative models, and views as to the relative value or attractiveness of a specific trait, security, or sector (such as U.S. Treasury securities, TIPS, and GNMA securities), the adviser may place a slightly greater or lesser emphasis on certain characteristics than their representation in the Index or make small tactical bets on inflation, duration, and yield curve positioning. This could result in the fund being underweight or overweight in certain sectors or securities versus the Index or having a duration that differs from that of the Index. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. For example, the price of a bond fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point. A bond fund with a longer duration should be more sensitive to changes in interest rates than a bond fund with a shorter duration.

The fund may use a variety of derivatives, such as futures, options, and swaps, for a number of purposes, such as for exposure or hedging. Specifically, the fund uses interest rate futures and U.S. Treasury futures, and options on those instruments, to manage duration and tactically gain or limit exposure to certain areas of the markets.

The fund buys and sells U.S. Treasury futures, which are futures contracts collateralized by U.S. Treasury bonds or notes, to gain efficient exposure to U.S. Treasury securities, help realign the portfolio with the Index, adjust its sensitivity to interest rate changes, and/or manage cash flows into and out of the fund. Interest rate futures are typically used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration.

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. While U.S. government-backed securities generally are considered to be among the highest credit quality, they are subject to market risk. The U.S. government guarantees the timely payment of interest and principal on U.S. Treasury securities but does not guarantee their price. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government.
T. Rowe Price U.S. Treasury Money Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is a money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940, and is managed to provide a stable share price of $1.00. The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements for those securities. Any holdings that are not U.S. Treasury securities will be backed by the full faith and credit of the U.S. government and repurchase agreements for those securities.

The fund intends to operate as a “government money market fund” in accordance with Rule 2a-7. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. A government security is a security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well-established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).

The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7).

The securities purchased by the fund are subject to the maturity, quality, diversification, liquidity, and overall risk-limiting conditions and other requirements of Rule 2a-7. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of government money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

U.S. Treasury securities in which the fund may invest include Treasury bills and notes, and repurchase agreements for those securities. Other government securities in which the fund may invest include non-U.S. Treasury securities that are backed by the full faith and credit of the U.S. government (such as securities issued by Government National Mortgage Association and other government agencies and securities issued by certain nongovernmental entities but guaranteed by the U.S. government).

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements for those securities.